Property Plant and Equipment - Summary of Property Plant and Equipment (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Property Plant And Equipment [Line Items]
Cost	¥ 127	¥ 108	¥ 3
Additions	116	83	41
Business combination (Note 24)	4		96
Disposals	(1)	(2)	(2)
Depreciation charge	(78)	(62)	(30)
Closing net book amount	168	127	108
Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Cost	220	139	4
Closing net book amount	335	220	139
Accumulated depreciation and amortisation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	(93)	(31)	(1)
Closing net book amount	(167)	(93)	(31)
Servers And Network Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Cost	72	65
Additions	95	43	31
Business combination (Note 24)			52
Disposals	(1)	(1)	(1)
Depreciation charge	(45)	(35)	(17)
Closing net book amount	121	72	65
Servers And Network Equipment | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Cost	123	82
Closing net book amount	217	123	82
Servers And Network Equipment | Accumulated depreciation and amortisation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	(51)	(17)
Closing net book amount	(96)	(51)	(17)
Leasehold improvements
Disclosure Of Property Plant And Equipment [Line Items]
Cost	43	32
Additions	10	33	6
Business combination (Note 24)	3		36
Depreciation charge	(25)	(22)	(10)
Closing net book amount	31	43	32
Leasehold improvements | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Cost	75	42
Closing net book amount	88	75	42
Leasehold improvements | Accumulated depreciation and amortisation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	(32)	(10)
Closing net book amount	(57)	(32)	(10)
Office Furniture Equipment And Other
Disclosure Of Property Plant And Equipment [Line Items]
Cost	12	11	3
Additions	11	7	4
Business combination (Note 24)	1		8
Disposals		(1)	(1)
Depreciation charge	(8)	(5)	(3)
Closing net book amount	16	12	11
Office Furniture Equipment And Other | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Cost	22	15	4
Closing net book amount	30	22	15
Office Furniture Equipment And Other | Accumulated depreciation and amortisation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	(10)	(4)	(1)
Closing net book amount	¥ (14)	¥ (10)	¥ (4)